Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Beginning balance	$ 4,936
Ending balance	5,438
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	5,438	$ 4,228
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,792	3,756
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	646	472
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	261	234
Net remeasurement of loss allowance	22	41
Loan originations	5	8
Derecognitions and maturities	(5)	(4)
Model changes		(6)
Total PCL	22	39
Write-offs	(1)	(2)
Recoveries of previous write-offs	1	2
Foreign exchange and other	(8)	(8)
Ending balance	275	265
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	843	806
Net remeasurement of loss allowance	201	123
Loan originations	9	24
Derecognitions and maturities	(14)	(23)
Model changes		61
Total PCL	196	185
Write-offs	(170)	(159)
Recoveries of previous write-offs	28	25
Foreign exchange and other	(6)	(106)
Ending balance	891	751
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	705	496
Net remeasurement of loss allowance	194	113
Loan originations	15	17
Derecognitions and maturities	(11)	(10)
Model changes		13
Total PCL	198	133
Write-offs	(223)	(152)
Recoveries of previous write-offs	53	48
Foreign exchange and other	(12)	(15)
Ending balance	721	510
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,127	2,731
Net remeasurement of loss allowance	647	215
Loan originations	78	91
Derecognitions and maturities	(123)	(153)
Model changes		110
Total PCL	602	263
Write-offs	(253)	(220)
Recoveries of previous write-offs	61	75
Foreign exchange and other	14	(147)
Ending balance	3,551	2,702
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,345	1,290
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,093	1,062
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	252	228
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	56	73
Transfer to Stage 1	45	23
Transfer to Stage 2	(2)	(2)
Net remeasurement of loss allowance	(42)	(33)
Loan originations	5	8
Derecognitions and maturities	(1)	(1)
Model changes		(1)
Total PCL	5	(6)
Foreign exchange and other	1	(1)
Ending balance	62	66
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	197	220
Transfer to Stage 1	73	59
Transfer to Stage 2	(13)	(11)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(68)	(65)
Loan originations	9	24
Derecognitions and maturities	(5)	(4)
Model changes		15
Total PCL	(6)	16
Foreign exchange and other	3	(92)
Ending balance	194	144
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	233	188
Transfer to Stage 1	66	50
Transfer to Stage 2	(22)	(13)
Transfer to Stage 3	(2)	(1)
Net remeasurement of loss allowance	(60)	(75)
Loan originations	15	17
Derecognitions and maturities	(2)	(2)
Model changes		4
Total PCL	(5)	(20)
Foreign exchange and other	1	(1)
Ending balance	229	167
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	892	1,043
Transfer to Stage 1	159	184
Transfer to Stage 2	(111)	(119)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(147)	(220)
Loan originations	78	83
Derecognitions and maturities	(38)	(50)
Model changes		53
Total PCL	(61)	(71)
Foreign exchange and other	29	(59)
Ending balance	860	913
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,135	2,235
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,825	2,011
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	310	224
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	186	151
Transfer to Stage 1	(44)	(23)
Transfer to Stage 2	7	5
Transfer to Stage 3	(8)	(6)
Net remeasurement of loss allowance	51	70
Derecognitions and maturities	(4)	(3)
Model changes		(5)
Total PCL	2	38
Foreign exchange and other	3	(2)
Ending balance	191	187
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	471	434
Transfer to Stage 1	(67)	(55)
Transfer to Stage 2	25	22
Transfer to Stage 3	(42)	(29)
Net remeasurement of loss allowance	131	31
Derecognitions and maturities	(9)	(8)
Model changes		46
Total PCL	38	7
Foreign exchange and other	5	(5)
Ending balance	514	436
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	472	308
Transfer to Stage 1	(66)	(50)
Transfer to Stage 2	22	13
Transfer to Stage 3	(107)	(48)
Net remeasurement of loss allowance	175	122
Derecognitions and maturities	(9)	(8)
Model changes		9
Total PCL	15	38
Foreign exchange and other	5	(3)
Ending balance	492	343
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,698	1,155
Transfer to Stage 1	(143)	(182)
Transfer to Stage 2	149	122
Transfer to Stage 3	(138)	(63)
Net remeasurement of loss allowance	388	295
Loan originations		8
Derecognitions and maturities	(85)	(92)
Model changes		57
Total PCL	171	145
Foreign exchange and other	69	(31)
Ending balance	1,938	1,269
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	958	703
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	874	683
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	84	20
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	19	10
Transfer to Stage 1	(1)
Transfer to Stage 2	(5)	(3)
Transfer to Stage 3	8	6
Net remeasurement of loss allowance	13	4
Total PCL	15	7
Write-offs	(1)	(2)
Recoveries of previous write-offs	1	2
Foreign exchange and other	(12)	(5)
Ending balance	22	12
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	175	152
Transfer to Stage 1	(6)	(4)
Transfer to Stage 2	(12)	(11)
Transfer to Stage 3	44	31
Net remeasurement of loss allowance	138	157
Derecognitions and maturities		(11)
Total PCL	164	162
Write-offs	(170)	(159)
Recoveries of previous write-offs	28	25
Foreign exchange and other	(14)	(9)
Ending balance	183	171
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	109	49
Net remeasurement of loss allowance	79	66
Total PCL	188	115
Write-offs	(223)	(152)
Recoveries of previous write-offs	53	48
Foreign exchange and other	(18)	(11)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	537	533
Transfer to Stage 1	(16)	(2)
Transfer to Stage 2	(38)	(3)
Transfer to Stage 3	140	65
Net remeasurement of loss allowance	406	140
Derecognitions and maturities		(11)
Total PCL	492	189
Write-offs	(253)	(220)
Recoveries of previous write-offs	61	75
Foreign exchange and other	(84)	(57)
Ending balance	$ 753	$ 520